UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
October 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.9%

	Shares	Value

CONSUMER DISCRETIONARY — 10.6%
Allison Transmission Holdings	11,000	$222,090
Arbitron	8,496	308,915
Big Lots*	7,059	205,629
Gentex	25,470	438,593
John Wiley & Sons, Cl A	4,816	208,918
McDonald’s	8,323	722,436
Morningstar	4,341	273,396
NIKE, Cl B	6,047	552,575
Nordstrom	16,899	959,356
Staples	28,565	328,926
Starwood Hotels & Resorts Worldwide	12,690	657,977
VF	2,936	459,425

		5,338,236

CONSUMER STAPLES — 11.3%
Colgate-Palmolive	8,789	922,493
Diageo ADR	7,153	817,159
HJ Heinz	12,341	709,731
Nestle ADR	14,619	925,967
PepsiCo	9,127	631,953
Reckitt Benckiser Group	11,414	690,731
Tesco	69,615	359,326
Wal-Mart Stores	8,243	618,390

		5,675,750

ENERGY — 9.9%
Apache	7,943	657,283
Chevron	7,930	873,965
Cloud Peak Energy*	8,387	176,966
CNOOC ADR	1,918	394,245
FMC Technologies*	12,855	525,770
Oceaneering International	5,607	293,414
Oil States International*	4,786	349,857
Schlumberger	12,114	842,286

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
October 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY — continued
Transocean	18,269	$834,711

		4,948,497

FINANCIALS — 13.7%
Aflac	11,059	550,517
American Express	18,421	1,031,023
Berkshire Hathaway, Cl B*	10,169	878,093
BlackRock, Cl A	3,512	666,156
Capital One Financial	10,033	603,686
Goldman Sachs Group	5,854	716,471
HSBC Holdings ADR	10,753	530,768
IntercontinentalExchange*	5,649	740,019
JPMorgan Chase	8,559	356,739
Markel*	876	413,420
PNC Financial Services Group	6,085	354,086

		6,840,978

HEALTH CARE — 11.7%
Abbott Laboratories	11,163	731,400
Baxter International	14,892	932,686
DENTSPLY International	6,718	247,491
Johnson & Johnson	11,828	837,659
McKesson	10,387	969,211
Mednax*	5,588	385,460
Mettler-Toledo International*	1,902	322,142
Perrigo	5,126	589,541
Thermo Fisher Scientific	13,575	828,890

		5,844,480

INDUSTRIALS — 11.8%
3M	9,713	850,859
ABB ADR	17,242	311,390
CSX	24,834	508,352
Graco	7,398	355,548
Illinois Tool Works	10,973	672,974
Komatsu	21,949	459,711

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
October 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
National Presto Industries	1,665	$123,793
Orbital Sciences*	29,054	389,323
Precision Castparts	3,082	533,402
TransDigm Group	2,634	350,875
United Technologies	10,205	797,623
Waste Management	16,520	540,865

		5,894,715

INFORMATION TECHNOLOGY — 18.5%
Accenture, Cl A	12,119	816,942
Amphenol, Cl A	17,477	1,050,892
ANSYS*	5,615	397,991
Apple	2,124	1,263,992
Ebix	18,531	403,791
Global Payments	6,527	279,030
Microsoft	24,521	699,707
NeuStar, Cl A*	9,097	332,859
Paychex	22,961	744,625
Qualcomm	15,891	930,815
SAP ADR	8,996	655,808
Taiwan Semiconductor Manufacturing ADR	41,291	656,527
Texas Instruments	11,398	320,170
WEX*	4,814	355,177
Zebra Technologies, Cl A*	10,158	364,977

		9,273,303

MATERIALS — 2.5%
BHP Billiton ADR	7,281	515,058
Rock-Tenn, Cl A	6,111	447,264
Steel Dynamics	23,542	297,806

		1,260,128

TELECOMMUNICATION SERVICES — 1.5%
Vodafone Group ADR	28,203	767,686

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
October 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES — 2.4%
Edison International	19,549	$917,630
UGI	8,653	279,405

		1,197,035

TOTAL COMMON STOCK (Cost $36,564,455)		47,040,808

EXCHANGE TRADED FUNDS — 5.3%
iShares Dow Jones Select Dividend Index Fund	4,125	238,549
iShares MSCI All Country Asia Ex-Japan Index Fund	9,347	526,236
iShares MSCI EAFE Index Fund	3,856	206,566
SPDR S&P 500 ETF Trust	2,074	292,807
Vanguard MSCI Emerging Markets Fund	22,057	915,145
WisdomTree Japan Hedged Equity Fund	14,055	447,370

TOTAL EXCHANGE TRADED FUNDS (Cost $2,204,816)		2,626,673

CASH EQUIVALENT — 0.8%
BlackRock Liquidity Funds TempFund Portfolio — Institutional, 0.170% (A) (Cost $393,224)	393,224	393,224

TOTAL INVESTMENTS — 100.0% (Cost $39,162,495)†		$50,060,705

Percentages are based on Net Assets of $50,079,925.

† At October 31, 2012, the tax basis cost of the Fund’s investments was $39,162,495, and the unrealized appreciation and depreciation were $11,541,870 and $(643,660), respectively.

* Non-income producing security.

(A) — The rate shown is the 7-day effective yield as of October 31, 2012.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia, Far East

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR— Standard & Poor’s Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
October 31, 2012
(Unaudited)

As of October 31, 2012, all of the Fund’s investments are Level 1. There were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012 there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

LHI-QH-001-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 26, 2012

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 26, 2012